UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __03/31/05____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____417 Fifth Avenue, Fourth Floor______
         _____New York, NY 10016 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


____Vince Saponar_____    	  ___New York, NY__       __05/11/05__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___64____

Form 13F Information Table Value Total: ___154,724.015___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                 DATE MAR05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                        _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________ ________ ________ ________

POWERDSINE LTD                SHS  M41415106      908,424    88,800         88,800	                88,800
ADVANCED MICRO DEVICES INC    COM  007903107      572,260    35,500 PUT     35,500                      35,500
AGERE SYS INC                 CL A 00845V100   13,075,920  9144,000       9144,000             		9144,000
AMERICREDIT CORP              NOTE 03060RAM3      481,722   350,000        350,000             		350,000
AMSOUTH BANCORPORATION        COM  032165102    4,709,925   181,500        181,500           		181,500
BEST BUY INC                  COM  086516101      869,561    16,100 CALL    16,100             		16,100
BUNGE LTD FIN CORP            NOTE 120568AE0      271,763   160,000        160,000            		160,000
C COR INC                     COM  125010108      214,423    35,267         35,267             		35,267
CAPITALSOURCE INC             DBCV 14055XAD4    5,371,465  5500,000       5500,000            		5500,000
CARNIVAL CORP                 NOTE 143658AS1    2,738,326  3165,000       3165,000             		3165,000
CEPHALON INC                  NOTE 156708AE9    4,831,250  5000,000       5000,000             		5000,000
CHARMING SHOPPES INC          NOTE 161133AC7    1,598,757  1510,000       1510,000              	1510,000
CHESAPEAKE ENERGY CORP        COM  165167107       41,686     1,900          1,900               	1,900
CHESAPEAKE ENERGY CORP        COM  165167107    2,700,814   123,100 PUT    123,100               	123,100
CHICAGO MERCANTILE HLDGS INC  CL A 167760107   11,946,233    61,569         61,569              	61,569
COMPUTER ASSOC INTL INC       COM  204912109    2,846,100   106,000        106,000             		106,000
COMVERSE TECHNOLOGY INC       COM  205862402      302,640    12,000 PUT     12,000            		12,000
DEVON ENERGY CORP NEW         DEB  25179MAB9    1,611,372  1400,000       1400,000             		1400,000
DILLARDS INC                  CL A 254067101      269,000    10,000 PUT     10,000               	10,000
DISNEY WALT CO                COM  254687106      778,041    27,100         27,100               	27,100
DUKE ENERGY CORP              NOTE 264399EJ1      328,619   275,000        275,000            		275,000
EL PASO CORP                  DBCV 28336LAC3    1,420,030  2692,000       2692,000              	2692,000
EURONET WORLDWIDE INC         COM  298736109      137,040     4,800          4,800                	4,800
EURONET WORLDWIDE INC         COM  298736109      428,250    15,000 PUT     15,000               	15,000
FAIRMONT HOTELS RESORTS INC   NOTE 305204AB5      547,355   500,000        500,000             		500,000
FINANCIAL FED CORP            DBCV 317492AF3      379,040   385,000        385,000           		385,000
FORD MTR CO DEL               COM  345370860      218,676    19,300         19,300            		19,300
FORD MTR CO DEL               COM  345370860      328,570    29,000 PUT     29,000              	29,000
HEWLETT PACKARD CO            COM  428236103      241,340    11,000         11,000             		11,000
INCO LTD                      SDCV 453258AR6      317,712   198,000        198,000              	198,000
INCO LTD                      DBCV 453258AT2      292,354   219,000        219,000             		219,000
INTERNATIONAL GAME TECHNOLOG  COM  459902102      125,302     4,700          4,700               	4,700
INTERNATIONAL GAME TECHNOLOG  COM  459902102      373,240    14,000 PUT     14,000              	14,000
JETBLUE AWYS CORP             COM  477143101      380,800    20,000 PUT     20,000             		20,000
LABORATORY CORP AMER HLDGS    COM  50540R409    1,313,724    27,301         27,301                	27,301
LAMAR ADVERTISING CO          NOTE 512815AG6    2,000,040  2000,000       2000,000            		2000,000
LOEWS CORP                    NOTE 540424AL2   17,519,970 17368,000      17368,000            		17368,000
MBIA INC                      COM  55262C100      731,920    14,000         14,000               	14,000
MBIA INC                      COM  55262C100      522,800    10,000 PUT     10,000                	10,000
MEDIMMUNE INC                 COM  584699102    3,709,931   155,814        155,814             		155,814
MENS WEARHOUSE INC            NOTE 587118AC4    2,721,217  2420,000       2420,000             		2420,000
METALS USA INC                COM  591324207    3,030,768   154,710        154,710               	154,710
MICROSOFT CORP                COM  594918104    7,347,196   303,980        303,980             		303,980
NASDAQ STOCK MARKET INC       COM  631103108    7,336,455   685,650        685,650             		685,650
NORTHWEST AIRLS CORP          CL A 667280101      669,000   100,000        100,000               	100,000
ODIMO INC                     COM  67606R107      611,877    98,531         98,531             		98,531
PEP BOYS MANNY MOE & JACK     NOTE 713278AP4    2,020,000  2000,000       2000,000          		2000,000
PHELPS DODGE CORP             COM  717265102    2,522,904    24,800         24,800             		24,800
PHELPS DODGE CORP             COM  717265102   11,698,950   115,000 CALL   115,000             		115,000
PLACER DOME INC               COM  725906101    1,084,730    67,000         67,000             		67,000
RESOURCES CONNECTION INC      COM  76122Q105      835,525    39,920         39,920               	39,920
           PAGE TOTAL              51          127,335,017
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

SANMINA SCI CORP              COM  800907107    1,602,540   307,000        307,000              	307,000
SEPRACOR INC                  SDCV 817315AL8    1,020,000  1000,000       1000,000             		1000,000
SEPRACOR INC                  COM  817315104      293,303    15,041         15,041                	15,041
SEPRACOR INC                  COM  817315104      287,050     5,000 CALL     5,000             		5,000
SPRINT CORP                   COM  852061100       54,600     2,400          2,400                 	2,400
SPRINT CORP                   COM  852061100      359,450    15,800 CALL    15,800               	15,800
SPRINT CORP                   COM  852061100      541,450    23,800 PUT     23,800            		23,800
TOYS R US INC                 COM  892335100       51,520     2,000          2,000                	2,000
TOYS R US INC                 COM  892335100      257,600    10,000 PUT     10,000             		10,000
VERIZON COMMUNICATIONS        COM  92343V104       31,950       900            900                  	900
VERIZON COMMUNICATIONS        COM  92343V104    6,365,150   179,300 PUT    179,300              	179,300
WALTER INDS INC               NOTE 93317QAC9   14,907,960  6000,000       6000,000             		6000,000
WEATHERFORD INTL INC          DBCV 947074AB6    1,616,425  2500,000       2500,000             		2500,000
           PAGE TOTAL              13           27,388,998
          GRAND TOTAL              64          154,724,015